UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08217

Name of Fund: BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 05/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) May 31, 2018	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 138.3%

New York — 138.0%
Corporate — 2.8%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/28	$820	$877,892
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 03/01/24	2,250	2,638,755
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	7,250	9,092,877

		12,609,524
County/City/Special District/School District — 21.2%
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B, 0.00%, 11/15/46(a)	3,000	964,230
City of New York New York, GO, Refunding, Series E:
5.50%, 08/01/25	2,710	3,142,326
5.00%, 08/01/30	2,000	2,225,960
City of New York New York, GO:
Series A-1, 5.00%, 08/01/35	2,350	2,539,927
Sub-Series D-1, 5.00%, 10/01/33	4,175	4,536,513
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	945	1,060,583
Sub-Series F-1, 5.00%, 04/01/40	4,550	5,302,343
Refunding, Fiscal 2012, Series I, 5.00%, 08/01/32	490	540,323
Refunding, Fiscal 2014, Series E, 5.00%, 08/01/32	2,000	2,241,540
City of New York New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM)(a):
0.00%, 11/15/55	2,485	545,607
0.00%, 11/15/56	3,765	793,850
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	6,150	6,952,206
5.00%, 11/15/45	12,215	13,764,961
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/39(a)	1,380	626,975

Security	Par (000)	Value
County/City/Special District/School District (continued)
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	$800	$820,176
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/31	3,500	3,508,680
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/36	6,150	6,165,191
Yankee Stadium Project (NPFGC), 5.00%, 03/01/36	2,200	2,203,916
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	9,500	9,550,920
County of Erie New York Fiscal Stability Authority, RB, Sales Tax and State Aid Secured Refunding Bonds, Series D:
5.00%, 09/01/35	275	323,708
5.00%, 09/01/36	245	287,522
5.00%, 09/01/37	275	322,484
5.00%, 09/01/38	420	492,152
5.00%, 09/01/39	335	391,957
County of Nassau New York, GO:
Series A, 5.00%, 01/15/31	1,400	1,620,318
Refunding Series B, 5.00%, 04/01/32	1,980	2,288,286
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
2nd Indenture, 5.00%, 02/15/45	3,200	3,657,632
Fiscal 2017, 5.00%, 02/15/42	4,145	4,744,574
5.00%, 02/15/37	515	592,461
New York Liberty Development Corp., Refunding RB, World Trade Center Project:
4, 5.00%, 11/15/31	1,710	1,861,557
4, 5.00%, 11/15/44	4,000	4,311,800
7 Class 1, 4.00%, 09/15/35	885	928,330
7 Class 2, 5.00%, 09/15/43	3,430	3,703,886
5.75%, 11/15/51	1,755	1,948,998

		94,961,892
Education — 24.8%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/30	250	275,728
5.00%, 12/01/32	100	109,861

1

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	$4,975	$5,287,629
Build NYC Resource Corp., Refunding RB:
City University Queens College, Series A, 5.00%, 06/01/43	450	500,063
Manhattan College Project, 4.00%, 08/01/42	525	534,665
Manhattan College Project, 5.00%, 08/01/47	505	568,529
City of Albany New York Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	111,382
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	1,775	1,995,934
American Museum of Natural History, 5.00%, 07/01/41	750	841,575
Carnegie Hall, 4.75%, 12/01/39	3,150	3,255,493
Carnegie Hall, 5.00%, 12/01/39	1,850	1,926,997
Wildlife Conservation Society, 5.00%, 08/01/42	2,840	3,139,506
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 09/01/40	5,535	5,801,400
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 05/01/31	1,000	1,091,660
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 05/01/28	1,685	1,974,449
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,000	1,083,320
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	985	1,135,400

Security	Par (000)	Value
Education (continued)
4.00%, 07/01/46	$1,865	$1,939,880
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 07/01/40	685	765,255
5.00%, 07/01/43	2,480	2,758,901
County of Monroe New York Industrial Development Corp., Refunding RB:
Nazareth College of Rochester Project, 4.00%, 10/01/47	295	295,670
University of Rochester Project, Series A, 5.00%, 07/01/23(b)	1,240	1,420,594
University of Rochester Project, Series A, 4.00%, 07/01/39	350	363,325
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/29	1,135	1,239,647
5.00%, 12/01/36	1,100	1,195,623
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	715	768,596
5.00%, 07/01/42	445	475,540
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 09/01/34	300	333,477
5.38%, 09/01/41	125	135,915
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM)(b):
5.25%, 01/01/21	700	758,093
5.50%, 01/01/21	500	544,620
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 07/01/37	500	529,075
Dobbs Ferry Local Development Corp., RB, Mercy College Project, 5.00%, 07/01/39	750	847,388

2

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	$1,770	$1,939,230
Fordham University, Series A, 5.00%, 07/01/21(b)	175	191,457
Fordham University, Series A, 5.50%, 07/01/21(b)	1,375	1,524,765
New School (AGM), 5.50%, 07/01/20(b)	3,265	3,505,761
New York University Mount Sinai School of Medicine, 5.13%, 07/01/19(b)	1,000	1,035,340
New York University, Series 1 (AMBAC), 5.50%, 07/01/40	3,500	4,614,225
New York University, Series B, 5.00%, 07/01/19(b)	400	414,040
New York University, Series B, 5.00%, 07/01/42	3,000	3,315,780
New York University, Series C, 5.00%, 07/01/18(b)	2,000	2,005,340
Siena College, 5.13%, 07/01/19(b)	1,345	1,393,998
State University Dormitory Facilities, Series A, 5.00%, 07/01/35	750	794,085
State University Dormitory Facilities, Series A, 5.00%, 07/01/40	1,500	1,581,585
State University Dormitory Facilities, Series A, 5.00%, 07/01/41	1,500	1,617,690
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 05/15/29	1,000	1,106,090
Barnard College, Series A, 5.00%, 07/01/34	900	1,021,941
Barnard College, Series A, 4.00%, 07/01/37	510	529,737
Barnard College, Series A, 5.00%, 07/01/43	1,500	1,672,710
Columbia University, Series B, 5.00%, 10/01/38	1,780	2,121,012
Cornell University, Series A, 5.00%, 07/01/40	1,000	1,056,890
Fordham University, 5.00%, 07/01/44	1,900	2,106,226

Security	Par (000)	Value
Education (continued)
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	$1,030	$1,141,714
New York University, Series A, 5.00%, 07/01/31	3,000	3,326,880
New York University, Series A, 5.00%, 07/01/37	4,180	4,623,414
Pratt Institute, 5.00%, 07/01/46	800	898,712
Rochester Institute of Technology, 4.00%, 07/01/31	1,300	1,368,887
Rochester Institute of Technology, 5.00%, 07/01/42	750	817,335
St. John’s University, Series A, 5.00%, 07/01/37	2,005	2,241,249
State University Dormitory Facilities, Series A, 5.25%, 07/01/31	4,755	5,415,850
State University Dormitory Facilities, Series A, 5.25%, 07/01/32	6,435	7,326,054
State University Dormitory Facilities, Series A, 5.00%, 07/01/42	1,490	1,617,767
State University Dormitory Facilities, Series A, 5.00%, 07/01/42	1,435	1,649,202
State University Dormitory Facilities, Series A, 5.00%, 07/01/46	440	503,804
State University Dormitory Facilities, Series B, 5.00%, 07/01/32	500	572,220
State University Dormitory Facilities, Series B, 5.00%, 07/01/33	860	980,649
Town of Hempstead New York Local Development Corp., Refunding RB, Hofstra University Project, 5.00%, 07/01/47	1,030	1,166,331

		111,203,160
Health — 10.1%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 02/15/30	1,800	1,883,448
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 04/01/34	500	536,710

3

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	$585	$592,242
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	500	506,110
5.00%, 12/01/46	800	884,400
Series A, 5.00%, 12/01/37	1,180	1,274,353
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	5,925	6,438,994
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	460	505,908
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,340	1,431,562
State of New York Dormitory Authority, RB:
Health System, Series B (AGM), 5.00%, 08/15/18(b)	3,480	3,504,430
Health System, Series B (AGM), 5.00%, 02/15/33	1,020	1,026,732
Healthcare, Series A, 5.00%, 03/15/19(b)	2,250	2,308,882
New York University Hospitals Center, Series A, 5.75%, 07/01/20(b)	2,680	2,888,343
New York University Hospitals Center, Series A, 6.00%, 07/01/20(b)	1,800	1,949,040
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 05/01/19(b)	1,825	1,887,889
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 05/01/39	1,000	1,043,870
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	685	715,051
State of New York Dormitory Authority, Refunding RB:
Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	2,200	2,530,264

Security	Par (000)	Value
Health (continued)
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	$2,000	$2,175,780
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 05/01/21(b)	7,375	8,075,109
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	2,645	2,997,473

		45,156,590
Housing — 3.4%
City of New York New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 07/01/32	6,505	7,160,119
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 07/01/33	1,375	1,492,067
Series H-2-A, AMT, 5.20%, 11/01/35	835	835,643
Series H-2-A, AMT, 5.35%, 05/01/41	600	600,858
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	1,075	1,115,581
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, Series A, AMT (SONYMA), 5.25%, 04/01/37	2,000	2,005,320
State of New York HFA, RB, M/F Housing:
Affordable Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	845	872,767

4

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Housing (continued)
St. Philip’s Housing, Series A, AMT, 4.65%, 11/15/38	$1,000	$1,000,650

		15,083,005
State — 22.4%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Sub-Series B-1, Fiscal 2018, Sub-Series F-1:
Series S-1 (AGC), 5.50%, 07/15/38	4,000	4,017,160
Series S-4 (AGC), 5.50%, 01/15/39	1,250	1,277,925
City of New York New York Transitional Finance Authority, Refunding RB:
Series S-1, 5.00%, 07/15/35	1,220	1,415,383
Series S-2, 5.00%, 07/15/35	1,220	1,415,383
City of New York New York Transitional Finance Authority Building Aid Revenue, RB:
Series S-1, 5.00%, 07/15/37	1,815	2,060,388
Series S-3, 5.25%, 07/15/36	1,600	1,918,176
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2014, Sub-Series A-1, 5.00%, 11/01/38	950	1,064,826
Fiscal 2016, 5.00%, 11/01/38	1,455	1,655,266
Sub Series A-3, 5.00%, 08/01/41	4,505	5,202,149
5.00%, 11/01/35	2,100	2,362,101
Sub-Series C-3, 4.00%, 05/01/42	3,730	3,916,836
5.00%, 05/01/38	3,455	3,991,561
5.00%, 05/01/39	4,300	4,960,523
City of New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 01/15/33	3,000	3,070,950
City of New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2014, Sub-Series B-1, 5.00%, 11/01/36	1,690	1,896,991
Series A-2, 5.00%, 08/01/39	2,090	2,418,861
Sub-Series E-1, 5.00%, 02/01/38	4,470	5,147,071
City of New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	1,145	1,313,819
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/19(b)	2,500	2,617,800
Sub-Series B-1, 5.00%, 11/15/31	4,000	4,525,840

Security	Par (000)	Value
State (continued)
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	$2,070	$2,252,864
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/32	2,000	2,389,200
Bid Group 2, Series A, 5.00%, 03/15/38	2,725	3,158,793
General Purpose, Series A, 5.00%, 02/15/36	4,500	4,963,995
General Purpose, Series B, 5.00%, 03/15/37	3,000	3,277,920
General Purpose, Series B, 5.00%, 03/15/42	4,600	5,015,702
Group 4, Series A, 5.00%, 03/15/45	2,800	3,268,916
Master BOCES Program Lease (AGC), 5.00%, 08/15/19(b)	250	259,883
Series A, 5.00%, 03/15/36	1,180	1,360,269
Series A, 5.00%, 02/15/42	7,500	8,570,850
Series B, 5.00%, 03/15/37	1,500	1,705,350
State Personal Income Tax, Series A, 5.00%, 02/15/43	495	543,743
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/18(b)	5,000	5,056,550
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/32	2,000	2,235,380

		100,308,424
Tobacco — 2.3%
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A, 5.00%, 06/01/41	400	435,980
Series A-2B, 5.00%, 06/01/51	765	801,422
Series B, 5.00%, 06/01/45	1,500	1,605,975
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	1,875	1,899,375
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 05/15/34	1,495	1,620,146
5.25%, 05/15/40	1,500	1,611,465

5

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Tobacco (continued)
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	$2,440	$2,410,305

		10,384,668
Transportation — 36.1%
Buffalo & Fort Erie Public Bridge Authority, RB, Toll Bridge System:
5.00%, 01/01/42	970	1,106,256
5.00%, 01/01/47	325	369,866
Metropolitan Transportation Authority, RB:
Green Bonds, Series A, 5.00%, 11/15/42	3,500	4,039,735
Series A, 5.00%, 11/15/21(b)	1,000	1,104,370
Series A, 5.00%, 05/15/23(b)	3,000	3,427,980
Series A-1, 5.25%, 11/15/23(b)	3,240	3,782,668
Series B, 5.25%, 11/15/44	1,000	1,128,670
Series C, 6.50%, 11/15/28	1,155	1,179,267
Series D, 5.25%, 11/15/21(b)	440	489,579
Series E, 5.00%, 11/15/38	8,750	9,641,800
Series E, 5.00%, 11/15/43	1,000	1,100,330
Sub-Series A-1, 5.00%, 11/15/45	1,720	1,905,812
Sub-Series B, 5.00%, 11/15/23(b)	1,000	1,154,650
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	2,500	2,659,825
Green Bonds, Series A-1, 5.25%, 11/15/56	1,830	2,081,753
Green Bonds, Series A-1, 5.25%, 11/15/57	1,505	1,729,486
Series B, 5.00%, 11/15/37	2,010	2,285,470
Series D, 5.25%, 11/15/21(b)	1,560	1,735,781
Series D, 5.00%, 11/15/30	885	979,137
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,410	5,828,680
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	11,500	12,611,245

Security	Par (000)	Value
Transportation (continued)
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/46	$7,625	$8,263,212
5.25%, 01/01/50	7,670	8,398,650
(AGM), 4.00%, 07/01/41	1,250	1,277,037
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	695	706,572
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 07/15/35	2,500	2,653,350
Consolidated, 183rd Series, 4.00%, 06/15/44	1,500	1,553,655
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	19,725	20,641,818
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,000	1,108,040
179th Series, 5.00%, 12/01/38	1,390	1,560,456
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	285	289,797
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	824,625
Consolidated, 195th Series, AMT, 5.00%, 04/01/36	1,400	1,580,656
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	2,375	2,710,730
State of New York Thruway Authority, RB, Junior Lien, Series A:
5.00%, 01/01/41	1,770	1,992,914
5.25%, 01/01/56	1,080	1,227,085
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 01/01/37	3,770	4,101,119
General, Series I, 5.00%, 01/01/42	4,270	4,632,822
General, Series J, 5.00%, 01/01/41	5,000	5,515,150
General, Series K, 5.00%, 01/01/29	1,750	2,001,160
General, Series K, 5.00%, 01/01/31	1,000	1,137,050
General, Series K, 5.00%, 01/01/32	1,000	1,133,830
Series L, 5.00%, 01/01/33	410	480,032
Series L, 5.00%, 01/01/34	710	830,629
Series L, 5.00%, 01/01/35	810	944,671

6

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	$940	$1,071,346
5.00%, 11/15/45	820	930,470
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(a)	7,670	4,672,641
General, MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	4,570	5,329,260
General, Remarketing, Series A, 5.00%, 11/15/36	1,000	1,105,920
General, Series A, 5.00%, 11/15/41	5,000	5,721,350
General, Series A, 5.25%, 11/15/45	1,280	1,471,488
General, Series A, 5.00%, 11/15/50	3,000	3,343,830
General, Series C, 5.00%, 11/15/18(b)	855	868,244
General, Series C, 5.00%, 11/15/38	530	537,658
Sub-Series A, 5.00%, 11/15/29	875	978,355

		161,937,982
Utilities — 14.9%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	2,455	2,886,172
City of New York New York Municipal Water Finance Authority, Refunding RB:
Series EE, 5.00%, 06/15/40	3,370	3,925,073
Water & Sewer System, 2nd General Resolution, Fiscal 2010, Series FF, 5.00%, 06/15/31	1,500	1,593,420
Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 06/15/31	1,000	1,062,280
Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series GG, 5.00%, 06/15/21(b)	2,070	2,262,572
Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	2,250	2,553,142
Water & Sewer System, 2nd General Resolution, Series DD, 5.00%, 06/15/32	3,750	3,754,050

Security	Par (000)	Value
Utilities (continued)
County of Western Nassau New York Water Authority, RB, Series A, 5.00%, 04/01/40	$1,065	$1,178,209
Long Island Power Authority, RB, General, Electric Systems:
5.00%, 09/01/42	1,185	1,356,469
Series A (AGM), 5.00%, 05/01/21(b)	2,375	2,583,739
Long Island Power Authority, Refunding RB:
Electric System, Series B, 5.00%, 09/01/41	475	539,063
Electric System, Series B, 5.00%, 09/01/46	625	706,869
Electric Systems, Series A (AGC), 5.75%, 04/01/19(b)	1,000	1,034,020
General, Electric Systems, Series A (AGC), 6.00%, 05/01/19(b)	1,500	1,559,115
State of New York Environmental Facilities Corp., RB:
Green Bond, Series CRB, Green Bond, Series CRB, Green Bond, Series C, 5.00%, 08/15/38	1,000	1,171,950
Green Bond, Series C, 5.00%, 08/15/36	475	558,776
Series B, Revolving Funds, Green Bonds, 5.00%, 09/15/40	3,170	3,608,348
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	3,200	3,468,128
Series A, 5.00%, 06/15/40	1,545	1,765,842
Series A, 5.00%, 06/15/45	7,935	9,042,012
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	2,580	2,818,521

7

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	$15,490	$17,384,892

		66,812,662
Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/20(b)	1,175	1,257,991

Total Municipal Bonds — 138.3% (Cost — $592,268,046)		619,715,898

Municipal Bonds Transferred to Tender Option Bond Trusts(c) — 29.1%

New York — 29.1%
County/City/Special District/School District — 5.7%
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 02/15/19(b)(d)	636	654,027
Sub-Series C-3 (AGC), 5.75%, 08/15/28(d)	9,364	9,629,423
Sub-Series I-1, 5.00%, 03/01/36	2,500	2,803,250
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	2,500	2,880,063
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(d)	5,999	6,560,532
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	2,610	2,857,150

		25,384,445
Education — 3.9%
City of New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	1,981	2,209,882
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A:
5.00%, 07/01/18(b)	5,498	5,508,360
5.25%, 07/01/19(b)	5,000	5,189,600

Security	Par (000)	Value
Education (continued)
5.00%, 07/01/35	$4,448	$4,807,649

		17,715,491
State — 9.5%
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,788,501
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	7,380	8,484,319
4.00%, 10/15/32	6,000	6,529,860
State of New York Dormitory Authority, ERB, Series B, 5.75%, 03/15/19(b)	5,000	5,158,575
State of New York Dormitory Authority, RB:
General Purpose, Series C, 5.00%, 03/15/41	2,500	2,679,438
Mental Health Services Facilities, Series C, AMT (AGM), 5.40%, 02/15/33	5,458	5,497,081
Series A, 5.00%, 03/15/44	4,858	5,435,805
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 03/15/33	4,500	5,266,643
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 03/15/45	1,471	1,657,822

		42,498,044
Transportation — 5.3%
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.25%, 10/15/55	3,405	3,890,371
Consolidated, Series 169th, 5.00%, 10/15/25	8,005	8,664,404

8

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	$10,000	$11,404,700

		23,959,475
Utilities — 4.7%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 06/15/18(b)	921	923,062
5.75%, 06/15/40	3,081	3,086,765
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	7,151	7,741,984
Series FF-2, 5.50%, 06/15/40	2,400	2,487,760
New York State Environmental Facilities Corp., Refunding RB, Subordinated SRF Bonds, Series 2016 A, 4.00%, 06/15/46	601	629,637
Utility Debt Securitization Authority, Refunding RB, Restructuring:
5.00%, 12/15/36	3,003	3,437,773
Series B, 4.00%, 12/15/35	2,600	2,777,255

		21,084,236

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.1% (Cost — $127,793,828)		130,641,688

Total Long-Term Investments — 167.4% (Cost — $720,061,874)		750,357,586

Security	Shares	Value
Short-Term Securities — 0.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.92%(e)(f)	$2,652,771	$2,653,036

Total Short-Term Securities — 0.6% (Cost — $2,652,771)		2,653,036

Total Investments — 168.0% ( Cost — $722,714,645)		753,010,622
Other Assets Less Liabilities — 1.7%		7,684,859
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.4)%		(69,266,380)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (54.3)%		(243,243,391)

Net Assets Applicable to Common Shares — 100.0%		$448,185,710

(a)	Zero-coupon bond.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between September 6, 2018 to February 15, 2019, is $8,472,762.
(e)	Annualized 7-day yield as of period end.
(f)	During the period ended May 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,259,019	(606,248)	2,652,771	$2,653,036	$39,542	$(608)	$315

(a)	Includes net capital gain distributions, if applicable.

9

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	126	09/19/18	$15,175	$(124,325)
Long U.S. Treasury Bond	126	09/19/18	18,286	(383,372)
5-Year U.S. Treasury Note	53	09/28/18	6,036	(30,379)

				$(538,076)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BARB — Building Aid Revenue Bonds

BOCES — Board of Cooperative Educational Services

CAB — Capital Appreciation Bonds

EDC — Economic Development Corp.

ERB — Education Revenue Bonds

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

SONYMA — State of New York Mortgage Agency

SRF — State Revolving Fund

10

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of May 31,2018, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$750,357,586	$—	$750,357,586
Short-Term Securities	2,653,036	—	—	2,653,036

	$2,653,036	$750,357,586	$—	$753,010,622

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(538,076)	$—	$—	$(538,076)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(69,007,186)	$—	$(69,007,186)
VRDP Shares at Liquidation Value	—	(243,600,000)	—	(243,600,000)

	$—	$(312,607,186)	$—	$(312,607,186)

During the period ended May 31, 2018, there were no transfers between levels.

11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings New York Quality Fund, Inc.

Date: July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings New York Quality Fund, Inc.

Date: July 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings New York Quality Fund, Inc.

Date: July 19, 2018